Kathleen H. Moriarty

Attorney

+1 212 836-8276 Direct

kathleen.moriarty@apks.com

January 18, 2017

VIA EDGAR

Securities and Exchange Commission

Washington, D.C. 20549

Re:	Form N-1A Filing for Syntax ETF Trust

Registration No.: [           ]

Dear Sir or Madam:

On behalf of our client, Syntax ETF Trust (“Trust”), filed with this correspondence is a registration statement on Form N-1A concerning the registration of the Trust and the shares of the following funds, which are the initial series of the Trust (“Funds”), under the Securities Act of 1933 and the Investment Company Act of 1940 (“1940 Act”).

Syntax Stratified Core ETF

Syntax Stratified LargeCap ETF

Syntax Stratified MidCap ETF

Syntax Stratified Financials ETF

Syntax Stratified Energy ETF

Syntax Stratified Industrials ETF

Syntax Stratified Information Tools ETF

Syntax Stratified Information ETF

Syntax Stratified Consumer ETF

Syntax Stratified Food ETF

Syntax Stratified Healthcare ETF

Prior to this registration, the Trust filed a related notification of registration on Form N-8A pursuant to the 1940 Act. Additionally, the Trust and its adviser, Syntax Advisors, LLC, have submitted to the Securities and Exchange Commission an application for exemptive relief under certain sections of and rules under the 1940 Act relating to the Funds functioning as exchange-traded funds.

Please do not hesitate to contact me at (212) 836- 8276 or at kathleen.moriarty@apks.com, or in my absence, Deborah Ferraro at 212-836-7425 or at deborah.ferraro@apks.com if you have any questions or comments with respect to the enclosed filing.

Very truly yours,

/s/Kathleen H. Moriarty